UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-09140

                    Virtus Retirement Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                    Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT VIRTUS RETIREMENT TRUST

June 30, 2017

Virtus DFA 2015 Target Date Retirement Income Fund
Virtus DFA 2020 Target Date Retirement Income Fund
Virtus DFA 2025 Target Date Retirement Income Fund
Virtus DFA 2030 Target Date Retirement Income Fund
Virtus DFA 2035 Target Date Retirement Income Fund
Virtus DFA 2040 Target Date Retirement Income Fund
Virtus DFA 2045 Target Date Retirement Income Fund
Virtus DFA 2050 Target Date Retirement Income Fund
Virtus DFA 2055 Target Date Retirement Income Fund
Virtus DFA 2060 Target Date Retirement Income Fund

Fund	Schedule of Investments

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six-month period ended June 30, 2017.

The Federal Reserve (“the Fed”) raised interest rates twice during the six months – first in March, then again in June – a clear signal that it believes the U.S. economy is on a growth path, as evidenced by strong employment, housing, and consumer spending data. At the same time, other major central banks renewed their commitments to monetary stimulus, adding further reassurance to global markets. Rounding out the optimistic picture, corporate earnings were generally strong for the first and second quarters of 2017. The expected pro-growth policies of the new administration, if implemented, could have continued positive impacts on earnings and the markets.

The post-election “Trump bump” that lifted equities at the end of 2016 continued through the first half of 2017. U.S. large- and small-cap stocks returned 9.34% and 4.99%, as measured by the performance of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 18.43%, compared with the MSCI EAFE® Index (net), which returned 13.81%.

Demand for U.S. Treasuries remained strong, driven by foreign investors who favored their yield advantage and credit quality over many foreign government bonds. On June 30, 2017, the benchmark 10-year U.S. Treasury yielded 2.31%, as compared with 2.45% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, increased 2.27% for the six months, while non-investment grade bonds gained 4.93%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

July 2017

Performance data quoted represents past results. Past performance is no guarantee of future esults, and current performance may be higher or lower than the performance shown above.

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 6.

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2017 TO JUNE 30, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Retirement Trust Fund (each, a “Fund”) you may incur two types of costs; (1) transaction costs, including sales charges on purchases of Class A shares and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2017 TO JUNE 30, 2017

Expense Table
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During Period*
DFA 2015 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,030.70	0.85%	$4.28
Class I	1,000.00	1,031.90	0.60	3.02
Class R6	1,000.00	1,032.80	0.40	2.02

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.58	0.85	4.26
Class I	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2020 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,038.00	0.85%	$4.30
Class I	1,000.00	1,040.10	0.60	3.03
Class R6	1,000.00	1,041.00	0.40	2.02

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.58	0.85	4.26
Class I	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2025 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,051.50	0.85%	$4.32
Class I	1,000.00	1,051.70	0.60	3.05
Class R6	1,000.00	1,053.40	0.40	2.04

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.58	0.85	4.26
Class I	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2030 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,064.60	0.85%	$4.35
Class I	1,000.00	1,064.70	0.60	3.07
Class R6	1,000.00	1,066.40	0.40	2.05

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.58	0.85	4.26
Class I	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,022.81	0.40	2.01

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2017 TO JUNE 30, 2017

Expense Table
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During Period*
DFA 2035 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,076.90	0.85%	$4.38
Class I	1,000.00	1,079.00	0.60	3.09
Class R6	1,000.00	1,080.70	0.40	2.06

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.58	0.85	4.26
Class I	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2040 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,090.30	0.85%	$4.41
Class I	1,000.00	1,091.60	0.60	3.11
Class R6	1,000.00	1,092.30	0.40	2.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.58	0.85	4.26
Class I	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2045 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,098.30	0.85%	$4.42
Class I	1,000.00	1,100.50	0.60	3.12
Class R6	1,000.00	1,100.20	0.40	2.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.58	0.85	4.26
Class I	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2050 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,098.60	0.85%	$4.42
Class I	1,000.00	1,100.70	0.60	3.13
Class R6	1,000.00	1,101.40	0.40	2.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.58	0.85	4.26
Class I	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,022.81	0.40	2.01

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2017 TO JUNE 30, 2017

Expense Table
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During Period*
DFA 2055 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,098.80	0.85%	$4.42
Class I	1,000.00	1,100.00	0.60	3.12
Class R6	1,000.00	1,101.60	0.40	2.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.58	0.85	4.26
Class I	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,022.81	0.40	2.01
DFA 2060 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,098.50	0.85%	$4.42
Class I	1,000.00	1,100.70	0.60	3.13
Class R6	1,000.00	1,101.40	0.40	2.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.58	0.85	4.26
Class I	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,022.81	0.40	2.01

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

VIRTUS RETIREMENT TRUST

KEY INVESTMENT TERMS (Unaudited)

JUNE 30, 2017

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS RETIREMENT TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)

JUNE 30, 2017

For each Fund, the following tables present portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at June 30, 2017.

DFA 2015 Target Date Retirement Income Fund

Domestic Fixed Income Funds	75%
Domestic Equity Funds	15
International Equity Funds	10

Total	100%

DFA 2020 Target Date Retirement Income Fund

Domestic Fixed Income Funds	64%
Domestic Equity Funds	20
International Equity Funds	13
International Fixed Income Funds	3

Total	100%

DFA 2025 Target Date Retirement Income Fund

Domestic Fixed Income Funds	47%
Domestic Equity Funds	27
International Equity Funds	18
International Fixed Income Funds	8

Total	100%

DFA 2030 Target Date Retirement Income Fund

Domestic Equity Funds	36%
Domestic Fixed Income Funds	28
International Equity Funds	23
International Fixed Income Funds	13

Total	100%

DFA 2035 Target Date Retirement Income Fund

Domestic Equity Funds	45%
International Equity Funds	28
International Fixed Income Funds	18
Domestic Fixed Income Funds	9

Total	100%

VIRTUS RETIREMENT TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)

JUNE 30, 2017

For each Fund, the following tables present portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at June 30, 2017.

DFA 2040 Target Date Retirement Income Fund

Domestic Equity Funds	52%
International Equity Funds	33
International Fixed Income Funds	15

Total	100%

DFA 2045 Target Date Retirement Income Fund

Domestic Equity Funds	58%
International Equity Funds	37
International Fixed Income Funds	5

Total	100%

DFA 2050 Target Date Retirement Income Fund

Domestic Equity Funds	58%
International Equity Funds	37
International Fixed Income Funds	5

Total	100%

DFA 2055 Target Date Retirement Income Fund

Domestic Equity Funds	58%
International Equity Funds	37
International Fixed Income Funds	5

Total	100%

DFA 2060 Target Date Retirement Income Fund

Domestic Equity Funds	58%
International Equity Funds	37
International Fixed Income Funds	5

Total	100%

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—98.6%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	1,432	$30
DFA Inflation Protected Securities Portfolio – Institutional Shares	63,147	738
DFA International Core Equity Portfolio – Institutional Shares	2,401	32
DFA Large Cap International Portfolio – Institutional Shares	2,868	63
DFA LTIP Portfolio – Institutional Shares	20,650	188
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	4,653	96
DFA U.S. Large Company Portfolio – Institutional Shares	5,018	95
TOTAL MUTUAL FUNDS (Identified Cost $1,155)		1,242
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $1,155)		1,242
SHORT-TERM INVESTMENT—0.0%
Money Market Mutual Fund(2)—0.0%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.860%)	476	—	(3)
TOTAL SHORT-TERM INVESTMENT (Identified Cost $—(3))		—	(3)
TOTAL INVESTMENTS—98.6% (Identified Cost $1,155)		1,242(1)
Other assets and liabilities, net—1.4%		17

NET ASSETS—100.0%		$1,259

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(3)	Amount is less than $500.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements)

	Total Value at June 30, 2017		Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,242		$1,242
Short-Term Investment	—	(1)	—	(1)

Total Investments	$1,242		$1,242

(1)	Amount is less than $500.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—98.7%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	2,158	$44
DFA Inflation Protected Securities Portfolio – Institutional Shares	45,083	527
DFA International Core Equity Portfolio – Institutional Shares	3,556	47
DFA Large Cap International Portfolio – Institutional Shares	4,289	94
DFA LTIP Portfolio – Institutional Shares	42,877	391
DFA Short-Term Extended Quality Portfolio – Institutional Shares	1,966	21
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	2,131	21
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	6,974	144
DFA U.S. Large Company Portfolio – Institutional Shares	7,621	144
TOTAL MUTUAL FUNDS (Identified Cost $1,311)		1,433
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $1,311)		1,433
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.860%)	598	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.8% (Identified Cost $1,312)		1,434(1)
Other assets and liabilities, net—1.2%		17

NET ASSETS—100.0%		$1,451

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,433	$1,433
Short-Term Investment	1	1

Total Investments	$1,434	$1,434

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—99.0%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	3,744	$77
DFA Inflation Protected Securities Portfolio – Institutional Shares	20,672	242
DFA International Core Equity Portfolio – Institutional Shares	6,296	83
DFA Large Cap International Portfolio – Institutional Shares	7,529	166
DFA LTIP Portfolio – Institutional Shares	67,484	615
DFA Short-Term Extended Quality Portfolio – Institutional Shares	6,718	73
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	7,293	72
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	12,282	253
DFA U.S. Large Company Portfolio – Institutional Shares	13,396	252
TOTAL MUTUAL FUNDS (Identified Cost $1,666)		1,833
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $1,666)		1,833
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.860%)	1,732	2
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2)		2
TOTAL INVESTMENTS—99.1% (Identified Cost $1,668)		1,835(1)
Other assets and liabilities, net—0.9%		17

NET ASSETS—100.0%		$1,852

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,833	$1,833
Short-Term Investment	2	2

Total Investments	$1,835	$1,835

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—98.7%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	3,731	$77
DFA International Core Equity Portfolio – Institutional Shares	6,115	80
DFA Large Cap International Portfolio – Institutional Shares	7,374	162
DFA LTIP Portfolio – Institutional Shares	42,514	388
DFA Short-Term Extended Quality Portfolio – Institutional Shares	8,514	92
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	9,270	92
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	12,215	252
DFA U.S. Large Company Portfolio – Institutional Shares	13,311	251
TOTAL MUTUAL FUNDS (Identified Cost $1,211)		1,394
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $1,211)		1,394
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.860%)	1,556	2
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2)		2
TOTAL INVESTMENTS—98.8% (Identified Cost $1,213)		1,396(1)
Other assets and liabilities, net—1.2%		17

NET ASSETS—100.0%		$1,413

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,394	$1,394
Short-Term Investment	2	2

Total Investments	$1,396	$1,396

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—99.0%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,400	$111
DFA International Core Equity Portfolio – Institutional Shares	9,107	120
DFA Large Cap International Portfolio – Institutional Shares	10,872	239
DFA LTIP Portfolio – Institutional Shares	16,204	148
DFA Short-Term Extended Quality Portfolio – Institutional Shares	13,775	149
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	15,071	150
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	17,903	369
DFA U.S. Large Company Portfolio – Institutional Shares	19,559	369
TOTAL MUTUAL FUNDS (Identified Cost $1,430)		1,655
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $1,430)		1,655
SHORT-TERM INVESTMENT—0.0%
Money Market Mutual Fund(2)—0.0%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.860%)	278	—	(3)
TOTAL SHORT-TERM INVESTMENT (Identified Cost $—(3))		—	(3)
TOTAL INVESTMENTS—99.0% (Identified Cost $1,430)		1,655(1)
Other assets and liabilities, net—1.0%		17

NET ASSETS—100.0%		$1,672

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(3)	Amount is less than $500.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017		Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,655		$1,655
Short-Term Investment	—	(1)	—	(1)

Total Investments	$1,655		$1,655

(1)	Amount is less than $500.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—98.8%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,470	$113
DFA International Core Equity Portfolio – Institutional Shares	9,038	119
DFA Large Cap International Portfolio – Institutional Shares	10,896	240
DFA Short-Term Extended Quality Portfolio – Institutional Shares	9,425	102
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	10,272	102
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	17,941	370
DFA U.S. Large Company Portfolio – Institutional Shares	19,569	369
TOTAL MUTUAL FUNDS (Identified Cost $1,179)		1,415
TOTAL LONG TERM INVESTMENTS—98.8%
(Identified Cost $1,179)		1,415
SHORT-TERM INVESTMENT—0.2%
Money Market Mutual Fund(2)—0.2%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.860%)	3,387	3
TOTAL SHORT-TERM INVESTMENT (Identified Cost $3)		3
TOTAL INVESTMENTS—99.0% (Identified Cost $1,182)		1,418(1)
Other assets and liabilities, net—1.0%		14

NET ASSETS—100.0%		$1,432

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,415	$1,415
Short-Term Investment	3	3

Total Investments	$1,418	$1,418

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—98.6%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,983	$123
DFA International Core Equity Portfolio – Institutional Shares	9,885	130
DFA Large Cap International Portfolio – Institutional Shares	11,814	260
DFA Short-Term Extended Quality Portfolio – Institutional Shares	3,142	34
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,498	35
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	19,731	407
DFA U.S. Large Company Portfolio – Institutional Shares	21,518	405
TOTAL MUTUAL FUNDS (Identified Cost $1,139)		1,394
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $1,139)		1,394
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund –Institutional Shares (seven-day effective yield 0.860%)	581	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.7% (Identified Cost $1,140)		1,395(1)
Other assets and liabilities, net—1.3%		18

NET ASSETS—100.0%		$1,413

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,394	$1,394
Short-Term Investment	1	1

Total Investments	$1,395	$1,395

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—98.7%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	6,209	$128
DFA International Core Equity Portfolio – Institutional Shares	10,252	135
DFA Large Cap International Portfolio – Institutional Shares	12,240	269
DFA Short-Term Extended Quality Portfolio – Institutional Shares	3,217	35
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,680	37
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	20,463	422
DFA U.S. Large Company Portfolio – Institutional Shares	22,317	420
TOTAL MUTUAL FUNDS (Identified Cost $1,189)		1,446
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $1,189)		1,446
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.860%)	620	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.8% (Identified Cost $1,190)		1,447(1)
Other assets and liabilities, net—1.2%		17

NET ASSETS—100.0%		$1,464

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,446	$1,446
Short-Term Investment	1	1

Total Investments	$1,447	$1,447

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—98.6%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,471	$113
DFA International Core Equity Portfolio – Institutional Shares	8,993	118
DFA Large Cap International Portfolio – Institutional Shares	10,805	238
DFA Short-Term Extended Quality Portfolio – Institutional Shares	2,891	31
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,254	33
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	17,901	369
DFA U.S. Large Company Portfolio – Institutional Shares	19,587	369
TOTAL MUTUAL FUNDS (Identified Cost $1,028)		1,271
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $1,028)		1,271
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.860%)	1,139	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.7% (Identified Cost $1,029)		1,272(1)
Other assets and liabilities, net—1.3%		17

NET ASSETS—100.0%		$1,289

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,271	$1,271
Short-Term Investment	1	1

Total Investments	$1,272	$1,272

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—98.7%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,807	$119
DFA International Core Equity Portfolio – Institutional Shares	9,731	128
DFA Large Cap International Portfolio – Institutional Shares	11,660	257
DFA Short-Term Extended Quality Portfolio – Institutional Shares	3,245	35
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,404	34
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	19,340	399
DFA U.S. Large Company Portfolio – Institutional Shares	21,017	396
TOTAL MUTUAL FUNDS (Identified Cost $1,112)		1,368
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $1,112)		1,368
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.860%)	945	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.8% (Identified Cost $1,113)		1,369(1)
Other assets and liabilities, net—1.2%		17

NET ASSETS—100.0%		$1,386

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,368	$1,368
Short-Term Investment	1	1

Total Investments	$1,369	$1,369

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2017

(Reported in thousands except shares and per share amounts)

	DFA 2015 Target Date Retirement Income Fund		DFA 2020 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,242		$1,434
Receivables
Receivable from adviser	5		6
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	27		27
Prepaid trustee retainer	—	(2)	—	(2)
Other assets	—	(2)	—	(2)

Total assets	1,274		1,467

Liabilities
Payables
Investment securities purchased
Investment advisory fees
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	—	(2)	1
Professional fees	13		13
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		2

Total liabilities	15		16

Net Assets	$1,259		$1,451

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,167		$1,325
Accumulated undistributed net investment income (loss)	5		5
Accumulated undistributed net realized gain (loss)	—	(2)	(1)
Net unrealized appreciation (depreciation) on investments	87		122

Net Assets	$1,259		$1,451

Class A
Net asset value (net assets/shares outstanding) per share	$10.87		$11.19
Maximum offering price per share NAV/(1–5.75%)	$11.53		$11.87
Shares of beneficial interest outstanding, no par value, unlimited authorization	23,163		37,150
Net Assets	$252		$416
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.87		$11.21
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,266		10,240
Net Assets	$112		$115
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$10.91		$11.24
Shares of beneficial interest outstanding, no par value, unlimited authorization	82,120		81,915
Net Assets	$895		$920

(1) Investment in securities at cost	$1,155		$1,312
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2017

(Reported in thousands except shares and per share amounts)

	DFA 2025 Target Date Retirement Income Fund		DFA 2030 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,835		$1,396
Receivables
Receivable from adviser	6		5
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	27		27
Prepaid trustee retainer	—	(2)	—	(2)
Other assets	—	(2)	—	(2)

Total assets	1,868		1,428

Liabilities
Payables
Investment securities purchased
Investment advisory fees
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	1		—	(2)
Professional fees	13		13
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		2

Total liabilities	16		15

Net Assets	$1,852		$1,413

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,679		$1,227
Accumulated undistributed net investment income (loss)	7		3
Accumulated undistributed net realized gain (loss)	(1)		—	(2)
Net unrealized appreciation (depreciation) on investments	167		183

Net Assets	$1,852		$1,413

Class A
Net asset value (net assets/shares outstanding) per share	$11.51		$11.73
Maximum offering price per share NAV/(1–5.75%)	$12.21		$12.45
Shares of beneficial interest outstanding, no par value, unlimited authorization	68,378		27,883
Net Assets	$787		$327
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.51		$11.73
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,255		10,259
Net Assets	$118		$120
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$11.55		$11.77
Shares of beneficial interest outstanding, no par value, unlimited authorization	82,037		82,069
Net Assets	$947		$966

(1) Investment in securities at cost	$1,668		$1,213
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2017

(Reported in thousands except shares and per share amounts)

	DFA 2035 Target Date Retirement Income Fund		DFA 2040 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,655		$1,418
Receivables
Receivable from adviser	5		5
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	27		27
Prepaid trustee retainer	—	(2)	—	(2)
Other assets	—	(2)	—	(2)

Total assets	1,687		1,450

Liabilities
Payables
Fund shares repurchased	—	(2)	—
Investment securities purchased	—		2
Investment advisory fees
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	—	(2)	1
Professional fees	13		13
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		2

Total liabilities	15		18

Net Assets	$1,672		$1,432

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,441		$1,190
Accumulated undistributed net investment income (loss)	5		4
Accumulated undistributed net realized gain (loss)	1		2
Net unrealized appreciation (depreciation) on investments	225		236

Net Assets	$1,672		$1,432

Class A
Net asset value (net assets/shares outstanding) per share	$11.92		$12.25
Maximum offering price per share NAV/(1–5.75%)	$12.65		$13.00
Shares of beneficial interest outstanding, no par value, unlimited authorization	46,898		23,694
Net Assets	$559		$290
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.93		$12.25
Shares of beneficial interest outstanding, no par value, unlimited authorization	11,123		11,017
Net Assets	$133		$135
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$11.97		$12.29
Shares of beneficial interest outstanding, no par value, unlimited authorization	81,938		81,978
Net Assets	$980		$1,007

(1) Investment in securities at cost	$1,430		$1,182
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2017

(Reported in thousands except shares and per share amounts)

	DFA 2045 Target Date Retirement Income Fund		DFA 2050 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,395		$1,447
Receivables
Fund shares sold	—	(2)	—
Receivable from adviser	6		5
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	27		27
Prepaid trustee retainer	—	(2)	—	(2)
Other assets	—	(2)	—	(2)

Total assets	1,428		1,479

Liabilities
Payables
Investment securities purchased
Investment advisory fees
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	13		13
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		2

Total liabilities	15		15

Net Assets	$1,413		$1,464

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,153		$1,201
Accumulated undistributed net investment income (loss)	5		5
Accumulated undistributed net realized gain (loss)	—	(2)	1
Net unrealized appreciation (depreciation) on investments	255		257

Net Assets	$1,413		$1,464

Class A
Net asset value (net assets/shares outstanding) per share	$12.45		$12.46
Maximum offering price per share NAV/(1–5.75%)	$13.21		$13.22
Shares of beneficial interest outstanding, no par value, unlimited authorization	19,051		24,961
Net Assets	$237		$311
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$12.46		$12.45
Shares of beneficial interest outstanding, no par value, unlimited authorization	12,091		10,258
Net Assets	$151		$128
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$12.49		$12.49
Shares of beneficial interest outstanding, no par value, unlimited authorization	82,021		82,055
Net Assets	$1,025		$1,025

(1) Investment in securities at cost	$1,140		$1,190
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2017

(Reported in thousands except shares and per share amounts)

	DFA 2055 Target Date Retirement Income Fund		DFA 2060 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,272		$1,369
Receivables
Receivable from adviser	5		5
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	27		27
Prepaid trustee retainer	—	(2)	—	(2)
Other assets	—	(2)	—	(2)

Total assets	1,304		1,401

Liabilities
Payables
Investment securities purchased
Investment advisory fees
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	13		13
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		2

Total liabilities	15		15

Net Assets	$1,289		$1,386

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,040		$1,127
Accumulated undistributed net investment income (loss)	4		4
Accumulated undistributed net realized gain (loss)	2		(1)
Net unrealized appreciation (depreciation) on investments	243		256

Net Assets	$1,289		$1,386

Class A
Net asset value (net assets/shares outstanding) per share	$12.45		$12.46
Maximum offering price per share NAV/(1–5.75%)	$13.21		$13.22
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,957		13,992
Net Assets	$136		$174
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$12.45		$12.47
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,260		14,998
Net Assets	$128		$187
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$12.49		$12.50
Shares of beneficial interest outstanding, no par value, unlimited authorization	82,077		81,954
Net Assets	$1,025		$1,025

(1) Investment in securities at cost	$1,029		$1,113
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Unaudited)

SIX MONTHS ENDED JUNE 30, 2017

($ reported in thousands)

	DFA 2015 Target Date Retirement Income Fund		DFA 2020 Target Date Retirement Income Fund
Investment Income
Dividends	$13		$16

Total investment income	13		16

Expenses
Investment advisory fees	2		2
Service fees, Class A	—	(1)	—	(1)
Administration fees	1		1
Transfer agent fees and expenses	—	(1)	—	(1)
Registration fees	22		22
Printing fees and expenses	3		4
Custodian fees	—	(1)	—	(1)
Professional fees	10		10
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		1

Total expenses	39		40
Less expenses reimbursed and/or waived by investment adviser	(36)		(36)

Net expenses	3		4

Net investment income (loss)	10		12

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	1		—	(1)
Net change in unrealized appreciation (depreciation) on investments	28		43

Net realized and unrealized gain (loss) on investments	29		43

Net increase (decrease) in net assets resulting from operations	$39		$55

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2017

($ reported in thousands)

	DFA 2025 Target Date Retirement Income Fund		DFA 2030 Target Date Retirement Income Fund
Investment Income
Dividends	$20		$14

Total investment income	20		14

Expenses
Investment advisory fees	3		2
Service fees, Class A	1		—	(1)
Administration fees	1		1
Transfer agent fees and expenses	1		—	(1)
Registration fees	22		22
Printing fees and expenses	3		3
Custodian fees	—	(1)	—	(1)
Professional fees	9		10
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		1

Total expenses	41		39
Less expenses reimbursed and/or waived by investment adviser	(36)		(36)

Net expenses	5		3

Net investment income (loss)	15		11

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	—	(1)	—	(1)
Net change in unrealized appreciation (depreciation) on investments	66		72

Net realized and unrealized gain (loss) on investments	66		72

Net increase (decrease) in net assets resulting from operations	$81		$83

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2017

($ reported in thousands)

	DFA 2035 Target Date Retirement Income Fund		DFA 2040 Target Date Retirement Income Fund
Investment Income
Dividends	$16		$13

Total investment income	16		13

Expenses
Investment advisory fees	2		2
Service fees, Class A	1		—	(1)
Administration fees	1		1
Transfer agent fees and expenses	—	(1)	—	(1)
Registration fees	22		22
Printing fees and expenses	3		3
Custodian fees	—	(1)	—	(1)
Professional fees	10		10
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		1

Total expenses	40		39
Less expenses reimbursed and/or waived by investment adviser	(36)		(36)

Net expenses	4		3

Net investment income (loss)	12		10

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	2		3
Net change in unrealized appreciation (depreciation) on investments	100		105

Net realized and unrealized gain (loss) on investments	102		108

Net increase (decrease) in net assets resulting from operations	$114		$118

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2017

($ reported in thousands)

	DFA 2045 Target Date Retirement Income Fund		DFA 2050 Target Date Retirement Income Fund
Investment Income
Dividends	$14		$14

Total investment income	14		14

Expenses
Investment advisory fees	2		2
Service fees, Class A	—	(1)	—	(1)
Administration fees	1		1
Transfer agent fees and expenses	—	(1)	—	(1)
Registration fees	22		22
Printing fees and expenses	3		3
Custodian fees	—	(1)	—	(1)
Professional fees	10		10
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		1

Total expenses	39		39
Less expenses reimbursed and/or waived by investment adviser	(36)		(36)

Net expenses	3		3

Net investment income (loss)	11		11

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	—	(1)	1
Net change in unrealized appreciation (depreciation) on investments	114		119

Net realized and unrealized gain (loss) on investments	114		120

Net increase (decrease) in net assets resulting from operations	$125		$131

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2017

($ reported in thousands)

	DFA 2055 Target Date Retirement Income Fund		DFA 2060 Target Date Retirement Income Fund
Investment Income
Dividends	$12		$13

Total investment income	12		13

Expenses
Investment advisory fees	2		2
Service fees, Class A	—	(1)	—	(1)
Administration fees	1		1
Transfer agent fees and expenses	—	(1)	—	(1)
Registration fees	22		22
Printing fees and expenses	3		3
Custodian fees	—	(1)	—	(1)
Professional fees	10		10
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		1

Total expenses	39		39
Less expenses reimbursed and/or waived by investment adviser	(36)		(36)

Net expenses	3		3

Net investment income (loss)	9		10

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	3		—	(1)
Net change in unrealized appreciation (depreciation) on investments	105		116

Net realized and unrealized gain (loss) on investments	108		116

Net increase (decrease) in net assets resulting from operations	$117		$126

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	DFA 2015 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$10	$17
Net realized gain (loss)	1	8
Net change in unrealized appreciation (depreciation)	28	59

Increase (decrease) in net assets resulting from operations	39	84

From Distributions to Shareholders
Net investment income, Class A	(1)	(3)
Net investment income, Class I	— (1)	(1)
Net investment income, Class R6	(4)	(13)
Net realized short-term gains, Class A	— (1)	(2)
Net realized short-term gains, Class I	— (1)	— (1)
Net realized short-term gains, Class R6	(1)	(3)
Net realized long-term gains, Class A	— (1)	—
Net realized long-term gains, Class I	(1)	—
Net realized long-term gains, Class R6	(2)	—

Decrease in net assets from distributions to shareholders	(9)	(22)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	39	202
Change in net assets from share transactions, Class I	1	103
Change in net assets from share transactions, Class R6	6	816

Increase (decrease) in net assets from share transactions	46	1,121

Net increase (decrease) in net assets	76	1,183

Net Assets
Beginning of period	1,183	—

End of period	$1,259	$1,183

Accumulated undistributed net investment income (loss) at end of period	$5	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2020 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$12	$20
Net realized gain (loss)	— (1)	4
Net change in unrealized appreciation (depreciation)	43	79

Increase (decrease) in net assets resulting from operations	55	103

From Distributions to Shareholders
Net investment income, Class A	(2)	(5)
Net investment income, Class I	(1)	(2)
Net investment income, Class R6	(4)	(14)
Net realized short-term gains, Class A	— (1)	—
Net realized short-term gains, Class I	— (1)	—
Net realized short-term gains, Class R6	(1)	—
Net realized long-term gains, Class A	(1)	—
Net realized long-term gains, Class I	— (1)	—
Net realized long-term gains, Class R6	(2)	—

Decrease in net assets from distributions to shareholders	(11)	(21)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	50	351
Change in net assets from share transactions, Class I	1	102
Change in net assets from share transactions, Class R6	7	814

Increase (decrease) in net assets from share transactions	58	1,267

Net increase (decrease) in net assets	102	1,349

Net Assets
Beginning of period	1,349	—

End of period	$1,451	$1,349

Accumulated undistributed net investment income (loss) at end of period	$5	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2025 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$15	$21
Net realized gain (loss)	— (1)	5
Net change in unrealized appreciation (depreciation)	66	101

Increase (decrease) in net assets resulting from operations	81	127

From Distributions to Shareholders
Net investment income, Class A	(3)	(4)
Net investment income, Class I	(1)	(2)
Net investment income, Class R6	(4)	(16)
Net realized short-term gains, Class A	(1)	—
Net realized short-term gains, Class I	— (1)	—
Net realized short-term gains, Class R6	(2)	—
Net realized long-term gains, Class A	(1)	—
Net realized long-term gains, Class I	— (1)	—
Net realized long-term gains, Class R6	(1)	—

Decrease in net assets from distributions to shareholders	(13)	(22)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	494	259
Change in net assets from share transactions, Class I	1	102
Change in net assets from share transactions, Class R6	7	816

Increase (decrease) in net assets from share transactions	502	1,177

Net increase (decrease) in net assets	570	1,282

Net Assets
Beginning of period	1,282	—

End of period	$1,852	$1,282

Accumulated undistributed net investment income (loss) at end of period	$7	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2030 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$11	$20
Net realized gain (loss)	— (1)	4
Net change in unrealized appreciation (depreciation)	72	111

Increase (decrease) in net assets resulting from operations	83	135

From Distributions to Shareholders
Net investment income, Class A	(1)	(4)
Net investment income, Class I	(1)	(2)
Net investment income, Class R6	(5)	(15)
Net realized short-term gains, Class A	— (1)	—
Net realized short-term gains, Class I	— (1)	—
Net realized short-term gains, Class R6	(1)	—
Net realized long-term gains, Class A	(1)	—
Net realized long-term gains, Class I	— (1)	—
Net realized long-term gains, Class R6	(2)	—

Decrease in net assets from distributions to shareholders	(11)	(21)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	69	231
Change in net assets from share transactions, Class I	1	102
Change in net assets from share transactions, Class R6	8	816

Increase (decrease) in net assets from share transactions	78	1,149

Net increase (decrease) in net assets	150	1,263

Net Assets
Beginning of period	1,263	—

End of period	$1,413	$1,263

Accumulated undistributed net investment income (loss) at end of period	$3	$(1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2035 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$12	$20
Net realized gain (loss)	2	5
Net change in unrealized appreciation (depreciation)	100	125

Increase (decrease) in net assets resulting from operations	114	150

From Distributions to Shareholders
Net investment income, Class A	(2)	(4)
Net investment income, Class I	(1)	(2)
Net investment income, Class R6	(4)	(14)
Net realized short-term gains, Class A	(1)	— (1)
Net realized short-term gains, Class I	— (1)	— (1)
Net realized short-term gains, Class R6	(1)	(1)
Net realized long-term gains, Class A	(1)	—
Net realized long-term gains, Class I	— (1)	—
Net realized long-term gains, Class R6	(2)	—

Decrease in net assets from distributions to shareholders	(12)	(21)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	200	306
Change in net assets from share transactions, Class I	11	102
Change in net assets from share transactions, Class R6	7	815

Increase (decrease) in net assets from share transactions	218	1,223

Net increase (decrease) in net assets	320	1,352

Net Assets
Beginning of period	1,352	—

End of period	$1,672	$1,352

Accumulated undistributed net investment income (loss) at end of period	$5	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2040 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$10	$19
Net realized gain (loss)	3	4
Net change in unrealized appreciation (depreciation)	105	131

Increase (decrease) in net assets resulting from operations	118	154

From Distributions to Shareholders
Net investment income, Class A	(1)	(2)
Net investment income, Class I	(1)	(2)
Net investment income, Class R6	(4)	(15)
Net realized short-term gains, Class A	— (1)	—
Net realized short-term gains, Class I	— (1)	—
Net realized short-term gains, Class R6	(1)	—
Net realized long-term gains, Class A	(1)	—
Net realized long-term gains, Class I	— (1)	—
Net realized long-term gains, Class R6	(3)	—

Decrease in net assets from distributions to shareholders	(11)	(19)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	110	146
Change in net assets from share transactions, Class I	1	110
Change in net assets from share transactions, Class R6	8	815

Increase (decrease) in net assets from share transactions	119	1,071

Net increase (decrease) in net assets	226	1,206

Net Assets
Beginning of period	1,206	—

End of period	$1,432	$1,206

Accumulated undistributed net investment income (loss) at end of period	$4	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2045 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$11	$20
Net realized gain (loss)	— (1)	4
Net change in unrealized appreciation (depreciation)	114	141

Increase (decrease) in net assets resulting from operations	125	165

From Distributions to Shareholders
Net investment income, Class A	(1)	(2)
Net investment income, Class I	(1)	(2)
Net investment income, Class R6	(4)	(16)
Net realized short-term gains, Class A	— (1)	—
Net realized short-term gains, Class I	— (1)	—
Net realized short-term gains, Class R6	(1)	—
Net realized long-term gains, Class A	— (1)	—
Net realized long-term gains, Class I	— (1)	—
Net realized long-term gains, Class R6	(3)	—

Decrease in net assets from distributions to shareholders	(10)	(20)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	67	137
Change in net assets from share transactions, Class I	23	102
Change in net assets from share transactions, Class R6	8	816

Increase (decrease) in net assets from share transactions	98	1,055

Net increase (decrease) in net assets	213	1,200

Net Assets
Beginning of period	1,200	—

End of period	$1,413	$1,200

Accumulated undistributed net investment income (loss) at end of period	$5	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2050 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$11	$20
Net realized gain (loss)	1	5
Net change in unrealized appreciation (depreciation)	119	138

Increase (decrease) in net assets resulting from operations	131	163

From Distributions to Shareholders
Net investment income, Class A	(1)	(2)
Net investment income, Class I	(1)	(2)
Net investment income, Class R6	(4)	(16)
Net realized short-term gains, Class A	— (1)	—
Net realized short-term gains, Class I	— (1)	—
Net realized short-term gains, Class R6	(1)	—
Net realized long-term gains, Class A	(1)	—
Net realized long-term gains, Class I	— (1)	—
Net realized long-term gains, Class R6	(3)	—

Decrease in net assets from distributions to shareholders	(11)	(20)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	172	102
Change in net assets from share transactions, Class I	1	102
Change in net assets from share transactions, Class R6	8	816

Increase (decrease) in net assets from share transactions	181	1,020

Net increase (decrease) in net assets	301	1,163

Net Assets
Beginning of period	1,163	—

End of period	$1,464	$1,163

Accumulated undistributed net investment income (loss) at end of period	$5	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2055 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$9	$20
Net realized gain (loss)	3	4
Net change in unrealized appreciation (depreciation)	105	138

Increase (decrease) in net assets resulting from operations	117	162

From Distributions to Shareholders
Net investment income, Class A	— (1)	(2)
Net investment income, Class I	(1)	(2)
Net investment income, Class R6	(4)	(16)
Net realized short-term gains, Class A	— (1)	—
Net realized short-term gains, Class I	— (1)	—
Net realized short-term gains, Class R6	(1)	—
Net realized long-term gains, Class A	(1)	—
Net realized long-term gains, Class I	— (1)	—
Net realized long-term gains, Class R6	(3)	—

Decrease in net assets from distributions to shareholders	(10)	(20)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	10	102
Change in net assets from share transactions, Class I	1	103
Change in net assets from share transactions, Class R6	8	816

Increase (decrease) in net assets from share transactions	19	1,021

Net increase (decrease) in net assets	126	1,163

Net Assets
Beginning of period	1,163	—

End of period	$1,289	$1,163

Accumulated undistributed net investment income (loss) at end of period	$4	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2060 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$10	$20
Net realized gain (loss)	— (1)	4
Net change in unrealized appreciation (depreciation)	116	140

Increase (decrease) in net assets resulting from operations	126	164

From Distributions to Shareholders
Net investment income, Class A	(1)	(2)
Net investment income, Class I	(1)	(2)
Net investment income, Class R6	(4)	(16)
Net realized short-term gains, Class A	— (1)	—
Net realized short-term gains, Class I	— (1)	—
Net realized short-term gains, Class R6	— (1)	—
Net realized long-term gains, Class A	(1)	—
Net realized long-term gains, Class I	(1)	—
Net realized long-term gains, Class R6	(3)	—

Decrease in net assets from distributions to shareholders	(11)	(20)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	7	138
Change in net assets from share transactions, Class I	37	122
Change in net assets from share transactions, Class R6	7	816

Increase (decrease) in net assets from share transactions	51	1,076

Net increase (decrease) in net assets	166	1,220

Net Assets
Beginning of period	1,220	—

End of period	$1,386	$1,220

Accumulated undistributed net investment income (loss) at end of period	$4	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2015 Target Date Retirement Income Fund
Class A
1/1/17 to 6/30/17(7)	$10.61	0.08	0.24	0.32	(0.03)	(0.03)	(0.06)
1/11/16(3) to 12/31/16	10.00	0.16	0.63	0.79	(0.14)	(0.04)	(0.18)
Class I
1/1/17 to 6/30/17(7)	10.61	0.09	0.25	0.34	(0.05)	(0.03)	(0.08)
1/11/16(3) to 12/31/16	10.00	0.15	0.66	0.81	(0.16)	(0.04)	(0.20)
Class R6
1/1/17 to 6/30/17(7)	10.63	0.10	0.26	0.36	(0.05)	(0.03)	(0.08)
1/11/16(3) to 12/31/16	10.00	0.17	0.66	0.83	(0.16)	(0.04)	(0.20)
DFA 2020 Target Date Retirement Income Fund
Class A
1/1/17 to 6/30/17(7)	$10.85	0.08	0.33	0.41	(0.04)	(0.03)	(0.07)
1/11/16(3) to 12/31/16	10.00	0.18	0.83	1.01	(0.16)	—	(0.16)
Class I
1/1/17 to 6/30/17(7)	10.86	0.09	0.34	0.43	(0.05)	(0.03)	(0.08)
1/11/16(3) to 12/31/16	10.00	0.16	0.88	1.04	(0.18)	—	(0.18)
Class R6
1/1/17 to 6/30/17(7)	10.88	0.10	0.34	0.44	(0.05)	(0.03)	(0.08)
1/11/16(3) to 12/31/16	10.00	0.19	0.87	1.06	(0.18)	—	(0.18)
DFA 2025 Target Date Retirement Income Fund
Class A
1/1/17 to 6/30/17(7)	$11.02	0.10	0.47	0.57	(0.05)	(0.03)	(0.08)
1/11/16(3) to 12/31/16	10.00	0.18	1.01	1.19	(0.17)	—	(0.17)
Class I
1/1/17 to 6/30/17(7)	11.03	0.09	0.48	0.57	(0.06)	(0.03)	(0.09)
1/11/16(3) to 12/31/16	10.00	0.18	1.05	1.23	(0.20)	—	(0.20)
Class R6
1/1/17 to 6/30/17(7)	11.05	0.10	0.49	0.59	(0.06)	(0.03)	(0.09)
1/11/16(3) to 12/31/16	10.00	0.20	1.05	1.25	(0.20)	—	(0.20)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

0.26	$10.87	3.07	%(5)	$252	0.85	%(4)	6.55	%(4)	1.44	%(4)	3	%(5)
0.61	10.61	7.93	(5)	208	0.85	(4)	7.67	(4)	1.52	(4)	7	(5)

0.26	10.87	3.19	(5)	112	0.60	(4)	6.30	(4)	1.59	(4)	3	(5)
0.61	10.61	8.13	(5)	108	0.60	(4)	8.01	(4)	1.42	(4)	7	(5)

0.28	10.91	3.28	(5)	895	0.40	(4)	6.30	(4)	1.79	(4)	3	(5)
0.63	10.63	8.33	(5)	867	0.40	(4)	8.00	(4)	1.62	(4)	7	(5)

0.34	$11.19	3.80	%(5)	$416	0.85	%(4)	5.87	%(4)	1.46	%(4)	2	%(5)
0.85	10.85	10.08	(5)	354	0.85	(4)	7.13	(4)	1.67	(4)	5	(5)

0.35	11.21	4.01	(5)	115	0.60	(4)	5.61	(4)	1.64	(4)	2	(5)
0.86	10.86	10.36	(5)	110	0.60	(4)	7.60	(4)	1.56	(4)	5	(5)

0.36	11.24	4.10	(5)	920	0.40	(4)	5.61	(4)	1.84	(4)	2	(5)
0.88	10.88	10.56	(5)	885	0.40	(4)	7.60	(4)	1.76	(4)	5	(5)

0.49	$11.51	5.15	%(5)	$787	0.85	%(4)	4.93	%(4)	1.74	%(4)	2	%(5)
1.02	11.02	11.92	(5)	270	0.85	(4)	7.18	(4)	1.68	(4)	6	(5)

0.48	11.51	5.17	(5)	118	0.60	(4)	4.77	(4)	1.65	(4)	2	(5)
1.03	11.03	12.24	(5)	112	0.60	(4)	7.68	(4)	1.65	(4)	6	(5)

0.50	11.55	5.34	(5)	947	0.40	(4)	4.77	(4)	1.85	(4)	2	(5)
1.05	11.05	12.44	(5)	900	0.40	(4)	7.67	(4)	1.85	(4)	6	(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2030 Target Date Retirement Income Fund
Class A
1/1/17 to 6/30/17(7)	$11.10	0.09	0.63	0.72	(0.05)	(0.04)	(0.09)
1/11/16(3) to 12/31/16	10.00	0.19	1.08	1.27	(0.17)	—	(0.17)
Class I
1/1/17 to 6/30/17(7)	11.11	0.09	0.63	0.72	(0.06)	(0.04)	(0.10)
1/11/16(3) to 12/31/16	10.00	0.17	1.13	1.30	(0.19)	—	(0.19)
Class R6
1/1/17 to 6/30/17(7)	11.13	0.10	0.64	0.74	(0.06)	(0.04)	(0.10)
1/11/16(3) to 12/31/16	10.00	0.20	1.12	1.32	(0.19)	—	(0.19)
DFA 2035 Target Date Retirement Income Fund
Class A
1/1/17 to 6/30/17(7)	$11.14	0.08	0.78	0.86	(0.04)	(0.04)	(0.08)
1/11/16(3) to 12/31/16	10.00	0.16	1.15	1.31	(0.16)	(0.01)	(0.17)
Class I
1/1/17 to 6/30/17(7)	11.14	0.08	0.81	0.89	(0.06)	(0.04)	(0.10)
1/11/16(3) to 12/31/16	10.00	0.16	1.16	1.32	(0.17)	(0.01)	(0.18)
Class R6
1/1/17 to 6/30/17(7)	11.17	0.09	0.81	0.90	(0.06)	(0.04)	(0.10)
1/11/16(3) to 12/31/16	10.00	0.19	1.16	1.35	(0.17)	(0.01)	(0.18)
DFA 2040 Target Date Retirement Income Fund
Class A
1/1/17 to 6/30/17(7)	$11.31	0.07	0.95	1.02	(0.04)	(0.04)	(0.08)
1/11/16(3) to 12/31/16	10.00	0.15	1.32	1.47	(0.16)	—	(0.16)
Class I
1/1/17 to 6/30/17(7)	11.32	0.08	0.94	1.02	(0.05)	(0.04)	(0.09)
1/11/16(3) to 12/31/16	10.00	0.18	1.33	1.51	(0.19)	—	(0.19)
Class R6
1/1/17 to 6/30/17(7)	11.34	0.09	0.95	1.04	(0.05)	(0.04)	(0.09)
1/11/16(3) to 12/31/16	10.00	0.19	1.34	1.53	(0.19)	—	(0.19)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

0.63	$11.73	6.46	%(5)	$327	0.85	%(4)	6.14	%(4)	1.50	%(4)	2	%(5)
1.10	11.10	12.71	(5)	244	0.85	(4)	7.43	(4)	1.79	(4)	6	(5)

0.62	11.73	6.47	(5)	120	0.60	(4)	5.90	(4)	1.56	(4)	2	(5)
1.11	11.11	13.03	(5)	113	0.60	(4)	7.83	(4)	1.65	(4)	6	(5)

0.64	11.77	6.64	(5)	966	0.40	(4)	5.88	(4)	1.76	(4)	2	(5)
1.13	11.13	13.23	(5)	906	0.40	(4)	7.82	(4)	1.85	(4)	6	(5)

0.78	$11.92	7.69	%(5)	$559	0.85	%(4)	5.39	%(4)	1.46	%(4)	2	%(5)
1.14	11.14	13.06	(5)	331	0.85	(4)	6.49	(4)	1.47	(4)	4	(5)

0.79	11.93	7.90	(5)	133	0.60	(4)	5.17	(4)	1.44	(4)	2	(5)
1.14	11.14	13.25	(5)	113	0.60	(4)	7.70	(4)	1.57	(4)	4	(5)

0.80	11.97	8.07	(5)	980	0.40	(4)	5.17	(4)	1.62	(4)	2	(5)
1.17	11.17	13.55	(5)	908	0.40	(4)	7.69	(4)	1.77	(4)	4	(5)

0.94	$12.25	9.03	%(5)	$290	0.85	%(4)	5.97	%(4)	1.22	%(4)	5	%(5)
1.31	11.31	14.76	(5)	160	0.85	(4)	8.02	(4)	1.46	(4)	3	(5)

0.93	12.25	9.16	(5)	135	0.60	(4)	5.74	(4)	1.37	(4)	5	(5)
1.32	11.32	15.10	(5)	124	0.60	(4)	7.99	(4)	1.66	(4)	3	(5)

0.95	12.29	9.23	(5)	1,007	0.40	(4)	5.74	(4)	1.57	(4)	5	(5)
1.34	11.34	15.30	(5)	922	0.40	(4)	8.01	(4)	1.83	(4)	3	(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2045 Target Date Retirement Income Fund
Class A
1/1/17 to 6/30/17(7)	$11.41	0.08	1.04	1.12	(0.04)	(0.04)	(0.08)
1/11/16(3) to 12/31/16	10.00	0.16	1.42	1.58	(0.17)	—	(0.17)
Class I
1/1/17 to 6/30/17(7)	11.41	0.10	1.04	1.14	(0.05)	(0.04)	(0.09)
1/11/16(3) to 12/31/16	10.00	0.18	1.43	1.61	(0.20)	—	(0.20)
Class R6
1/1/17 to 6/30/17(7)	11.44	0.10	1.04	1.14	(0.05)	(0.04)	(0.09)
1/11/16(3) to 12/31/16	10.00	0.20	1.44	1.64	(0.20)	—	(0.20)
DFA 2050 Target Date Retirement Income Fund
Class A
1/1/17 to 6/30/17(7)	$11.41	0.08	1.06	1.14	(0.04)	(0.05)	(0.09)
1/11/16(3) to 12/31/16	10.00	0.15	1.43	1.58	(0.17)	—	(0.17)
Class I
1/1/17 to 6/30/17(7)	11.41	0.09	1.05	1.14	(0.05)	(0.05)	(0.10)
1/11/16(3) to 12/31/16	10.00	0.18	1.43	1.61	(0.20)	—	(0.20)
Class R6
1/1/17 to 6/30/17(7)	11.43	0.10	1.06	1.16	(0.05)	(0.05)	(0.10)
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.20)	—	(0.20)
DFA 2055 Target Date Retirement Income Fund
Class A
1/1/17 to 6/30/17(7)	$11.41	0.07	1.06	1.13	(0.04)	(0.05)	(0.09)
1/11/16(3) to 12/31/16	10.00	0.15	1.43	1.58	(0.17)	—	(0.17)
Class I
1/1/17 to 6/30/17(7)	11.41	0.09	1.05	1.14	(0.05)	(0.05)	(0.10)
1/11/16(3) to 12/31/16	10.00	0.21	1.40	1.61	(0.20)	—	(0.20)
Class R6
1/1/17 to 6/30/17(7)	11.43	0.10	1.06	1.16	(0.05)	(0.05)	(0.10)
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.20)	—	(0.20)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

1.04	$12.45	9.83	%(5)	$237	0.85	%(4)	6.09	%(4)	1.31	%(4)	3	%(5)
1.41	11.41	15.85	(5)	153	0.85	(4)	7.88	(4)	1.51	(4)	4	(5)

1.05	12.46	10.05	(5)	151	0.60	(4)	5.86	(4)	1.59	(4)	3	(5)
1.41	11.41	16.08	(5)	116	0.60	(4)	7.98	(4)	1.70	(4)	4	(5)

1.05	12.49	10.02	(5)	1,025	0.40	(4)	5.85	(4)	1.63	(4)	3	(5)
1.44	11.44	16.40	(5)	931	0.40	(4)	7.97	(4)	1.90	(4)	4	(5)

1.05	$12.46	9.86	%(5)	$311	0.85	%(4)	5.92	%(4)	1.31	%(4)	4	%(5)
1.41	11.41	15.85	(5)	116	0.85	(4)	8.36	(4)	1.45	(4)	3	(5)

1.04	12.45	10.07	(5)	128	0.60	(4)	5.62	(4)	1.43	(4)	4	(5)
1.41	11.41	16.11	(5)	116	0.60	(4)	8.11	(4)	1.70	(4)	3	(5)

1.06	12.49	10.14	(5)	1,025	0.40	(4)	5.62	(4)	1.63	(4)	4	(5)
1.43	11.43	16.31	(5)	931	0.40	(4)	8.11	(4)	1.90	(4)	3	(5)

1.04	$12.45	9.88	%(5)	$136	0.85	%(4)	6.55	%(4)	1.25	%(4)	3	%(5)
1.41	11.41	15.86	(5)	116	0.85	(4)	8.39	(4)	1.45	(4)	10	(5)

1.04	12.45	10.00	(5)	128	0.60	(4)	6.30	(4)	1.43	(4)	3	(5)
1.41	11.41	16.13	(5)	116	0.60	(4)	7.46	(4)	1.99	(4)	10	(5)

1.06	12.49	10.16	(5)	1,025	0.40	(4)	6.29	(4)	1.63	(4)	3	(5)
1.43	11.43	16.33	(5)	931	0.40	(4)	8.13	(4)	1.90	(4)	10	(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2060 Target Date Retirement Income Fund
Class A
1/1/17 to 6/30/17(7)	$11.41	0.07	1.06	1.13	(0.04)	(0.04)	(0.08)
1/11/16(3) to 12/31/16	10.00	0.16	1.42	1.58	(0.17)	—	(0.17)
Class I
1/1/17 to 6/30/17(7)	11.41	0.09	1.06	1.15	(0.05)	(0.04)	(0.09)
1/11/16(3) to 12/31/16	10.00	0.18	1.42	1.60	(0.19)	—	(0.19)
Class R6
1/1/17 to 6/30/17(7)	11.44	0.10	1.05	1.15	(0.05)	(0.04)	(0.09)
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.19)	—	(0.19)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

1.05	$12.46	9.85	%(5)	$174	0.85	%(4)	6.16	%(4)	1.20	%(4)	2	%(5)
1.41	11.41	15.83	(5)	153	0.85	(4)	8.90	(4)	1.67	(4)	3	(5)

1.06	12.47	10.07	(5)	187	0.60	(4)	5.90	(4)	1.49	(4)	2	(5)
1.41	11.41	16.06	(5)	136	0.60	(4)	7.93	(4)	1.72	(4)	3	(5)

1.06	12.50	10.14	(5)	1,025	0.40	(4)	5.90	(4)	1.63	(4)	2	(5)
1.44	11.44	16.36	(5)	931	0.40	(4)	8.02	(4)	1.90	(4)	3	(5)

Footnote Legend:

(1)	Computed using average shares outstanding.
(2)	Each Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Inception date.
(4)	Annualized.
(5)	Not Annualized.
(6)	Sales charges, where applicable, are not reflected in the total return calculation.
(7)	Unaudited.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited)

JUNE 30, 2017

Note 1—Organization

Virtus Retirement Trust (the “Trust”) was originally organized as a Massachusetts business trust on December 4, 1995, under the name of “Phoenix Duff & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000. From May 1, 2004, to October 20, 2008, the Trust was named Phoenix Institutional Mutual Funds, and from October 20, 2008, to August 24, 2015, the Trust was named Virtus Institutional Trust.

As of the date of this report the Trust is comprised of ten funds (each a “Fund”), each reported in this semiannual report. Each Fund’s investment objective is outlined below.

Fund	Investment Objective
DFA 2015 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2020 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2025 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2030 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2035 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2040 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2045 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2050 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2055 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.
DFA 2060 Target Date Retirement Income Fund	Providing total return, consistent with the Fund’s current asset allocation.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares, Class I shares, and Class R6 shares.

Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans,

such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on the sales of or investments in Class R6 shares.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2—Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Retirement Investment Advisers, LLC (“VRIA” or the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.

As compensation for its services to the Funds, the Adviser is entitled to a fee of 0.30% of the average daily net assets of each Fund.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

B.	Subadviser

Dimensional Fund Advisors LP (“Dimensional”) is the subadviser to the Funds. The subadviser manages the investments of each Fund for which it is paid a fee by the Adviser.

C.	Expense Limits

VRIA has contractually agreed to limit the total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of the Funds so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table through April 30, 2018.

	Class A Shares	Class I Shares	Class R6 Shares

DFA 2015 Target Date Retirement Income Fund	0.85%	0.60%	0.40%
DFA 2020 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2025 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2030 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2035 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2040 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2045 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2050 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2055 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2060 Target Date Retirement Income Fund	0.85	0.60	0.40

Following the contractual period, VRIA may discontinue these arrangements at any time.

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2019	2020	Total

DFA 2015 Target Date Retirement Income Fund	$81	$36	$117
DFA 2020 Target Date Retirement Income Fund	81	36	117
DFA 2025 Target Date Retirement Income Fund	81	36	117
DFA 2030 Target Date Retirement Income Fund	81	36	117
DFA 2035 Target Date Retirement Income Fund	81	36	117
DFA 2040 Target Date Retirement Income Fund	81	36	117
DFA 2045 Target Date Retirement Income Fund	81	36	117
DFA 2050 Target Date Retirement Income Fund	81	36	117
DFA 2055 Target Date Retirement Income Fund	81	36	117
DFA 2060 Target Date Retirement Income Fund	81	36	117

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2017, for Class A shares, it retained net commissions of $2 and deferred sales charges of $0, respectively.

In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rate of 0.25% for Class A shares. Class I shares and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended June 30, 2017, the Funds incurred administration fees totaling $7 which are included in the Statements of Operations.

For the period ended June 30, 2017, the Funds incurred transfer agent fees totaling $3 which are included in the Statements of Operations. A portion of these fees are paid to outside entities that also provide services to the Trust.

G.	Affiliated Accounts

At June 30, 2017, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
DFA 2015 Target Date Retirement Income Fund
Class A	10,234	$111
Class I	10,266	112
Class R6	82,120	896
DFA 2020 Target Date Retirement Income Fund
Class A	10,212	114
Class I	10,240	115
Class R6	81,915	921
DFA 2025 Target Date Retirement Income Fund
Class A	10,225	118
Class I	10,255	118
Class R6	82,037	948
DFA 2030 Target Date Retirement Income Fund
Class A	10,229	120
Class I	10,259	120
Class R6	82,069	966

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

	Shares	Aggregate Net Asset Value
DFA 2035 Target Date Retirement Income Fund
Class A	10,214	$122
Class I	10,243	122
Class R6	81,938	981
DFA 2040 Target Date Retirement Income Fund
Class A	10,214	125
Class I	10,248	126
Class R6	81,978	1,008
DFA 2045 Target Date Retirement Income Fund
Class A	10,220	127
Class I	10,252	128
Class R6	82,021	1,024
DFA 2050 Target Date Retirement Income Fund
Class A	10,223	127
Class I	10,258	128
Class R6	82,055	1,025
DFA 2055 Target Date Retirement Income Fund
Class A	10,225	127
Class I	10,260	128
Class R6	82,077	1,025
DFA 2060 Target Date Retirement Income Fund
Class A	10,212	127
Class I	10,245	128
Class R6	81,954	1,024

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2017.

Note 4—Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term investments) during the period ended June 30, 2017, were as follows:

	Purchases	Sales
DFA 2015 Target Date Retirement Income Fund	$84	$35
DFA 2020 Target Date Retirement Income Fund	92	32
DFA 2025 Target Date Retirement Income Fund	534	30
DFA 2030 Target Date Retirement Income Fund	103	26
DFA 2035 Target Date Retirement Income Fund	255	35
DFA 2040 Target Date Retirement Income Fund	188	68
DFA 2045 Target Date Retirement Income Fund	133	34
DFA 2050 Target Date Retirement Income Fund	233	50
DFA 2055 Target Date Retirement Income Fund	51	31
DFA 2060 Target Date Retirement Income Fund	84	32

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

Note 5—Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	DFA 2015 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	4		$41	23		$241
Reinvestment of distributions	—	(1)	1	—	(1)	4
Shares repurchased	—	(1)	(3)	(4)		(43)

Net Increase / (Decrease)	4		$39	19		$202

Class I
Sale of shares	—		$—	10		$101
Reinvestment of distributions	—	(1)	1	—	(1)	2
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	—	(1)	$1	10		$103

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	—	(1)	6	2		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	—	(1)	$6	82		$816

	DFA 2020 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	5		$47	32		$349
Reinvestment of distributions	—	(1)	3	—	(1)	5
Shares repurchased	—		—	—	(1)	(3)

Net Increase / (Decrease)	5		$50	32		$351

Class I
Sale of shares	—		$—	10		$100
Reinvestment of distributions	—	(1)	1	—	(1)	2
Shares repurchased	—		—	—	(1)	— (2)

Net Increase / (Decrease)	—	(1)	$1	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	1		7	1		14
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	1		$7	81		$814

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

	DFA 2025 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	44		$496	24		$255
Reinvestment of distributions	—	(1)	5	—	(1)	4
Shares repurchased	—	(1)	(7)	—	(1)	—	(2)

Net Increase / (Decrease)	44		$494	24		$259

Class I
Sale of shares	—		$—	10		$100
Reinvestment of distributions	—	(1)	1	—	(1)	2
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	—	(1)	$1	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	1		7	1		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	1		$7	81		$816

	DFA 2030 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	6		$67	22		$228
Reinvestment of distributions	—	(1)	2	—	(1)	3
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	6		$69	22		$231

Class I
Sale of shares	—		$—	10		$100
Reinvestment of distributions	—	(1)	1	—	(1)	2
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	—	(1)	$1	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	1		8	1		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	1		$8	81		$816

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

	DFA 2035 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	18		$203	31		$320
Reinvestment of distributions	—	(1)	3	—	(1)	5
Shares repurchased	—	(1)	(6)	(2)		(19)

Net Increase / (Decrease)	18		$200	29		$306

Class I
Sale of shares	1		$10	10		$100
Reinvestment of distributions	—	(1)	1	—	(1)	2
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	1		$11	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	1		7	1		15
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	1		$7	81		$815

	DFA 2040 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	13		$145	14		$144
Reinvestment of distributions	—	(1)	2	—	(1)	2
Shares repurchased	(3)		(37)	—	(1)	—	(2)

Net Increase / (Decrease)	10		$110	14		$146

Class I
Sale of shares	—		$—	11		$108
Reinvestment of distributions	—	(1)	1	—	(1)	2
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	—	(1)	$1	11		$110

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	1		8	1		15
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	1		$8	81		$815

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

	DFA 2045 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	6		$71	14		$141
Reinvestment of distributions	—	(1)	1	—	(1)	2
Shares repurchased	(1)		(5)	—	(1)	(6)

Net Increase / (Decrease)	5		$67	14		$137

Class I
Sale of shares	2		$22	10		$100
Reinvestment of distributions	—	(1)	1	—	(1)	2
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	2		$23	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	1		8	1		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	1		$8	81		$816

	DFA 2050 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	17		$193	10		$100
Reinvestment of distributions	—	(1)	2	—	(1)	2
Shares repurchased	(2)		(23)	—		—

Net Increase / (Decrease)	15		$172	10		$102

Class I
Sale of shares	—		$—	10		$100
Reinvestment of distributions	—	(1)	1	—	(1)	2
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	—	(1)	$1	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	1		8	1		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	1		$8	81		$816

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

	DFA 2055 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)				From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	1		$9		10		$100
Reinvestment of distributions	—	(1)	1		—	(1)	2
Shares repurchased	—		—		—	(1)	—	(2)

Net Increase / (Decrease)	1		$10		10		$102

Class I
Sale of shares	—		$—		16		$170
Reinvestment of distributions	—	(1)	1		—	(1)	2
Shares repurchased	—		—		(6)		(69)

Net Increase / (Decrease)	—	(1)	$1		10		$103

Class R6
Sale of shares	—		$—		80		$800
Reinvestment of distributions	1		8		1		16
Shares repurchased	—		—		—		—

Net Increase / (Decrease)	1		$8		81		$816

	DFA 2060 Target Date Retirement Income Fund
	Six Months Ended June 30, 2017 (Unaudited)				From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	1		$6		13		$136
Reinvestment of distributions	—	(1)	1		—	(1)	2
Shares repurchased	—	(1)	—	(2)	—	(1)	—	(2)

Net Increase / (Decrease)	1		$7		13		$138

Class I
Sale of shares	3		$35		12		$120
Reinvestment of distributions	—	(1)	2		—	(1)	2
Shares repurchased	—		—		—	(1)	—	(2)

Net Increase / (Decrease)	3		$37		12		$122

Class R6
Sale of shares	—		$—		80		$800
Reinvestment of distributions	1		7		1		16
Shares repurchased	—		—		—		—

Net Increase / (Decrease)	1		$7		81		$816

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

Note 6—Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest in ETFs, which may expose the Funds to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Funds of owning shares of the ETF will exceed those the Funds would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7—Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2017, the Funds did not hold any securities that were both illiquid and restricted.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

Note 8—Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements and they expect the risk of loss to be remote.

Note 9—Federal Income Tax Information

($ reported in thousands)

At June 30, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)		Net Unrealized Appreciation (Depreciation)

DFA 2015 Target Date Retirement Income Fund	$1,156	$86	$—		$86
DFA 2020 Target Date Retirement Income Fund	1,313	121	—	(1)	121
DFA 2025 Target Date Retirement Income Fund	1,668	167	—	(1)	167
DFA 2030 Target Date Retirement Income Fund	1,214	182	—	(1)	182
DFA 2035 Target Date Retirement Income Fund	1,431	224	—	(1)	224
DFA 2040 Target Date Retirement Income Fund	1,182	236	—	(1)	236
DFA 2045 Target Date Retirement Income Fund	1,140	255	—	(1)	255
DFA 2050 Target Date Retirement Income Fund	1,190	257	—	(1)	257
DFA 2055 Target Date Retirement Income Fund	1,029	243	—	(1)	243
DFA 2060 Target Date Retirement Income Fund	1,114	255	—	(1)	255

(1)	Amount is less than $500.

The differences between book basis cost and tax basis cost were primarily attributable to the tax deferral of losses on wash sales.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

Note 10—10% Shareholders

As of June 30, 2017, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts

DFA 2015 Target Date Retirement Income Fund	71%	1*
DFA 2020 Target Date Retirement Income Fund	63	1*
DFA 2025 Target Date Retirement Income Fund	72	2*
DFA 2030 Target Date Retirement Income Fund	68	1*
DFA 2035 Target Date Retirement Income Fund	69	2*
DFA 2040 Target Date Retirement Income Fund	70	1*
DFA 2045 Target Date Retirement Income Fund	73	1*
DFA 2050 Target Date Retirement Income Fund	81	2*
DFA 2055 Target Date Retirement Income Fund	80	1*
DFA 2060 Target Date Retirement Income Fund	74	1*

*	Includes affiliated accounts

Note 11—Borrowings

($ reported in thousands)

On June 29, 2016, the Funds and other affiliated funds renewed a $50,000 secured line of credit. The Credit Agreement (the “Agreement”) is with a commercial bank (the “Bank”) that allows the Funds to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the Agreement. The Agreement has a term of 364 days and is renewable by the Funds with the Bank’s consent and approval of the Board. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. On June 14, 2017, the term of the Agreement was extended to September 29, 2017.

The Funds had no outstanding borrowings at any time during the period ended June 30,

2017.

Note 12—Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ Adviser and/or subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

JUNE 30, 2017

Note 13—New Accounting Pronouncement

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. Certain of these amendments relate to Regulation S-X which sets forth the requisite form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note 14—Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS RETIREMENT TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Investment Adviser

Virtus Retirement Investment Advisers, LLC

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Virtus Fund Services

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative or

contact us at 1-800-243-1574

or visit Virtus.com.

8584	08-17

P.O. Box 9874

Providence, RI 02940-8074

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Retirement Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/07/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/07/2017

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 9/07/2017

* Print the name and title of each signing officer under his or her signature.